Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 65,504	$ 55,562	$ 38,917
Other revenue adjustments	$ (406)	$ 1,359	$ 7
Bottom of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days